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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22542

SSgA Active ETF Trust
(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, MA 02111
(Address of principal executive offices) (Zip code)


Christopher A. Madden, Esq.
State Street Bank and Trust Company
One Lincoln Street / CPH0326
Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Reporting Period: 07/01/2012 - 06/30/2013

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======================= SPDR SSgA Global Allocation ETF ========================

The SPDR SSgA Global Allocation ETF ("Global Allocation ETF") invests its assets in the SSgA Global Allocation Portfolio ("Global Allocation Portfolio") of the SSgA Master Trust. Neither the Global Allocation ETF nor the Global Allocation Portfolio held any votable positions during the reporting period and therefore there is no proxy voting record.



======================= SPDR SSgA Income Allocation ETF ========================

The SPDR SSgA Income Allocation ETF ("Income Allocation ETF") invests its assets in the SSgA Income Allocation Portfolio ("Income Allocation Portfolio") of the SSgA Master Trust. Neither the Income Allocation ETF nor the Income Allocation Portfolio held any votable positions during the reporting period and therefore there is no proxy voting record.



==================== SPDR SSgA Multi-Asset Real Return ETF =====================

The SPDR SSgA Multi-Asset Real Return ETF ("Multi-Asset Real Return ETF") invests all of its investable assets in the SSgA Multi-Asset Real Return Portfolio ("Multi-Asset Real Return Portfolio") of the SSgA Master Trust ("Master Trust"). There were no matters relating to the Multi-Asset Real Return Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Multi-Asset Real Return ETF was entitled to vote. The proxy voting record of the Multi-Asset Real Return Portfolio is set forth in the Master Trust's Form N-PX filing for the reporting period from July 1, 2012 to June 30, 2013, which was filed on August 27, 2013 under CIK 0001516211 and 1940 Act File Number 811-22705.



==================== SPDR(R) Blackstone/GSO Senior Loan ETF ====================

The SPDR Blackstone/GSO Senior Loan ETF ("Blackstone/GSO Senior Loan ETF") invests its assets in the Blackstone/GSO Senior Loan Portfolio ("Blackstone/GSO Senior Loan Portfolio") of the SSgA Master Trust. Neither the Blackstone/GSO Senior Loan ETF nor the Blackstone/GSO Senior Loan Portfolio held any votable positions during the reporting period and therefore there is no proxy voting record.



================================================================================

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The following funds have not commenced operations as of June 30, 2013:

        SPDR SSgA Conservative Global Allocation ETF
        SPDR SSgA Aggressive Global Allocation ETF
        SPDR SSgA Ultra Short Bond ETF
        SPDR SSgA Conservative Ultra Short Bond ETF
        SPDR SSgA Aggressive Ultra Short Bond ETF
        SPDR MFS Systematic Core Equity ETF
        SPDR MFS Systematic Growth Equity ETF
        SPDR MFS Systematic Value Equity ETF
        SPDR SSgA Risk Aware ETF
        SPDR SSgA Large Cap Risk Aware ETF
        SPDR SSgA Small Cap Risk Aware ETF
        SPDR SSgA U.S. Minimum Volatility ETF
        SPDR SSgA Global Minimum Volatility ETF

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SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Active ETF Trust
(Registrant)


By: /s/ Ellen Needham
    Ellen Needham
    President


Date: August 27, 2013



========== END NPX REPORT